Share-based Compensation (Summary of Nonvested Shares Activities) (Details) (Nonvested shares [Member], USD $)	12 Months Ended
Dec. 31, 2014
Nonvested shares [Member]
Number of nonvested shares
Outstanding at beginning of period	10,070,794
Granted	2,734,139
Vested	(3,086,753)
Forfeited	(1,174,065)
Outstanding at end of period	8,544,115
Vested and to be transferred to grantees	21,503,321
Vested and expect to vest	31,574,115
Weighted average fair value per nonvested share at the grant date
Outstanding at beginning of period	$ 15.44
Granted	$ 56.27
Vested	$ 12.79
Forfeited	$ 33.32
Outstanding at end of period	$ 26.85